UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altavista Wealth Management, Inc.
Address:  Two Town Square Blvd. Suite 315
          Asheville, NC 28803

Form 13F File Number:  028-13966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine B. Nelson
Title:    Director of Operations
Phone:    828-684-2600

Signature, Place, and Date of Signing:

   /s/ Christine B. Nelson            Asheville, NC           February 14, 2013
   -----------------------            -------------           -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          111
                                         -----------

Form 13F Information Table Value Total:  $   137,361
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                 COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                            TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
              NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Exxon Mobil Corporation                     COM      30231G102       7,534      87,044 SH       SOLE                     SOLE
Pepsico, Inc.                               COM      713448108       5,654      82,621 SH       SOLE                     SOLE
Berkshire Hathaway Inc. Class B             COM      084670702       4,644      51,774 SH       SOLE                     SOLE
General Electric Company                    COM      369604103       4,541     216,345 SH       SOLE                     SOLE
Intel Corporation                           COM      458140100       3,760     182,324 SH       SOLE                     SOLE
Johnson & Johnson                           COM      478160104       3,548      50,617 SH       SOLE                     SOLE
Lowes Companies Inc                         COM      548661107       3,482      98,043 SH       SOLE                     SOLE
Wal-Mart Stores Inc.                        COM      931142103       3,313      48,551 SH       SOLE                     SOLE
Procter & Gamble Company (The)              COM      742718109       3,183      46,890 SH       SOLE                     SOLE
Cisco Systems, Inc.                         COM      17275R102       3,097     157,597 SH       SOLE                     SOLE
iShares MSCI Emerging Markets Index Fund    COM      464287234       3,018      68,044 SH       SOLE                     SOLE
McDonald's Corp.                            COM      580135101       3,014      34,174 SH       SOLE                     SOLE
Microsoft Corporation                       COM      594918104       2,760     103,334 SH       SOLE                     SOLE
Sysco Corporation                           COM      871829107       2,609      82,394 SH       SOLE                     SOLE
Emerson Electric Company                    COM      291011104       2,581      48,732 SH       SOLE                     SOLE
Walt Disney Company (The)                   COM      254687106       2,446      49,130 SH       SOLE                     SOLE
Baxter International Inc.                   COM      071813109       2,414      36,220 SH       SOLE                     SOLE
SPDR Gold Shares                            COM      78463V107       2,377      14,670 SH       SOLE                     SOLE
Wells Fargo & Company                       COM      949746101       2,369      69,313 SH       SOLE                     SOLE
Qualcomm Inc                                COM      747525103       2,342      37,852 SH       SOLE                     SOLE
Apple Inc.                                  COM      037833100       2,331       4,380 SH       SOLE                     SOLE
General Mills Inc                           COM      370334104       2,327      57,568 SH       SOLE                     SOLE
Automatic Data Processing                   COM      053015103       2,286      40,146 SH       SOLE                     SOLE
Stryker Corporation                         COM      863667101       2,148      39,186 SH       SOLE                     SOLE
Intl Business Machines                      COM      459200101       1,934      10,095 SH       SOLE                     SOLE
Sigma-Aldrich Corporation                   COM      826552101       1,860      25,279 SH       SOLE                     SOLE
Deere & Co                                  COM      244199105       1,826      21,125 SH       SOLE                     SOLE
Lincoln National Corp                       COM      534187109       1,765      68,136 SH       SOLE                     SOLE
ConocoPhillips                              COM      20825C104       1,744      30,070 SH       SOLE                     SOLE
EMC Corporation                             COM      268648102       1,590      62,859 SH       SOLE                     SOLE
Abbott Laboratories                         COM      002824100       1,535      23,438 SH       SOLE                     SOLE
iShares iBoxx $ Invest Grade Corp Bond ETF  COM      464287242       1,515      12,520 SH       SOLE                     SOLE
Corning Inc.                                COM      219350105       1,312     103,928 SH       SOLE                     SOLE
Tractor Supply Company                      COM      892356106       1,294      14,644 SH       SOLE                     SOLE
Vanguard Short Term Bond ETF                COM      921937827       1,288      15,907 SH       SOLE                     SOLE
CF Industries Holdings, Inc.                COM      125269100       1,284       6,320 SH       SOLE                     SOLE
UnitedHealth Group, Inc.                    COM      91324P102       1,245      22,951 SH       SOLE                     SOLE
Amgen, Inc.                                 COM      031162100       1,238      14,357 SH       SOLE                     SOLE
BlackRock Energy & Resources Trust          COM      09250U101       1,198      50,859 SH       SOLE                     SOLE
Cullen/Frost Bankers, Inc.                  COM      229899109       1,196      22,040 SH       SOLE                     SOLE
Oracle Corporation                          COM      68389X105       1,105      33,159 SH       SOLE                     SOLE
Duke Energy Corporation                     COM      26441C204       1,100      17,241 SH       SOLE                     SOLE
iShares Barclays TIPS Bond ETF              COM      464287176       1,069       8,804 SH       SOLE                     SOLE
Pfizer Incorporated                         COM      717081103       1,013      40,395 SH       SOLE                     SOLE
Vanguard Emerging Markets Index Fund ETF    COM      922042858         946      21,243 SH       SOLE                     SOLE
Nike Inc Class B                            COM      654106103         836      16,199 SH       SOLE                     SOLE
BB&T Corporation                            COM      054937107         812      27,895 SH       SOLE                     SOLE
Adobe Systems Inc                           COM      00724F101         812      21,548 SH       SOLE                     SOLE
Celgene Corp                                COM      151020104         799      10,177 SH       SOLE                     SOLE
Ishares Russell Midcap                      COM      464287499         792       7,000 SH       SOLE                     SOLE
Autodesk Inc                                COM      052769106         785      22,212 SH       SOLE                     SOLE
Crown Castle International Cor              COM      228227104         757      10,488 SH       SOLE                     SOLE
Coach Inc                                   COM      189754104         727      13,095 SH       SOLE                     SOLE
Costco Whsl Corp New                        COM      22160K105         723       7,325 SH       SOLE                     SOLE
Nuveen Qual Pfd Inc Fd                      COM      67072C105         721      76,230 SH       SOLE                     SOLE
Target Corporation                          COM      87612E106         712      12,039 SH       SOLE                     SOLE
United Parcel Svc Inc CL B                  COM      911312106         709       9,619 SH       SOLE                     SOLE
Chevron Corporation                         COM      166764100         698       6,452 SH       SOLE                     SOLE
Nordstrom Inc                               COM      655664AMZ         693      12,948 SH       SOLE                     SOLE
Google Inc Class A                          COM      38259P508         685         969 SH       SOLE                     SOLE
Lauder Estee Cos Inc Cl A                   COM      518439104         665      11,111 SH       SOLE                     SOLE
Bed Bath & Beyond Inc.                      COM      075896100         647      11,580 SH       SOLE                     SOLE
Verizon Communications                      COM      92343V104         647      14,953 SH       SOLE                     SOLE
J P Morgan Chase & Co                       COM      46625H100         632      14,378 SH       SOLE                     SOLE
Exelon Corp                                 COM      30161N101         609      20,464 SH       SOLE                     SOLE
PIMCO Enhanced Short Maturity Strgy ETF     COM      72201R833         585       5,760 SH       SOLE                     SOLE
Ishares Tr Lehman Bd Fd                     COM      464288646         582       5,516 SH       SOLE                     SOLE
Swiss Helvetia Fund                         COM      870875101         579      51,301 SH       SOLE                     SOLE
Vanguard Corp Bond Etf                      COM      92206C409         578       7,200 SH       SOLE                     SOLE
Heinz H J Co Com                            COM      423074103         551       9,560 SH       SOLE                     SOLE
Whole Foods Market Inc                      COM      966837106         551       6,041 SH       SOLE                     SOLE
Colgate-Palmolive Company                   COM      194162103         536       5,131 SH       SOLE                     SOLE
Darden Restaurants Inc                      COM      237194105         514      11,405 SH       SOLE                     SOLE
Partnerre Ltd 6.75% Ser C Cum               COM      G6852T204         509      20,187 SH       SOLE                     SOLE
3M Company                                  COM      88579Y101         506       5,452 SH       SOLE                     SOLE
iShares Russell 2000                        COM      464287655         501       5,938 SH       SOLE                     SOLE
Gabelli Divid & Incm Pfd                    COM      345395206         473      18,384 SH       SOLE                     SOLE
Vanguard FTSE All-World ex US Index Fund
  ETF                                       COM      922042775         464      10,150 SH       SOLE                     SOLE
Kimberly-Clark Corp                         COM      494368103         459       5,436 SH       SOLE                     SOLE
iShares MSCI EAFE Index Fund                COM      464287465         417       7,336 SH       SOLE                     SOLE
Altria Group Inc                            COM      02209S103         382      12,134 SH       SOLE                     SOLE
Clorox Company (The)                        COM      189054109         380       5,185 SH       SOLE                     SOLE
Scana Corporation New                       COM      80589M102         351       7,684 SH       SOLE                     SOLE
SPDR S&P Pharmaceuticals ETF                COM      78464A722         337       6,025 SH       SOLE                     SOLE
United Technologies                         COM      913017109         318       3,881 SH       SOLE                     SOLE
Proshares Ult Vix St Futures E              COM      74347w411         313      14,980 SH       SOLE                     SOLE
Philip Morris Intl                          COM      718172109         308       3,680 SH       SOLE                     SOLE
iShares CEF Real Estate                     COM      464287739         304       4,705 SH       SOLE                     SOLE
AT&T                                        COM      00206R102         292       8,655 SH       SOLE                     SOLE
Bristol-Myers Squibb Co                     COM      110122108         285       8,750 SH       SOLE                     SOLE
Home Depot Inc                              COM      437076102         267       4,321 SH       SOLE                     SOLE
NFJ Dividend Interest & Premium Strategy    COM      65337H109         267      17,100 SH       SOLE                     SOLE
iShares Lehman US Aggregate BD              COM      464287226         263       2,364 SH       SOLE                     SOLE
Aegon Nv Cap                                COM      007924301         261      10,359 SH       SOLE                     SOLE
Nestle S A Reg B Adr                        COM      641069406         258       3,952 SH       SOLE                     SOLE
Vanguard European VIPERS                    COM      35471R106         254       5,200 SH       SOLE                     SOLE
Eaton Vance Tax Mgd Buy                     COM      27828Y108         253      20,200 SH       SOLE                     SOLE
ADR Sanofi-Aventis Spons.                   COM      80105N105         244       5,150 SH       SOLE                     SOLE
Royal Bk Scotland                           COM      780097804         244      10,784 SH       SOLE                     SOLE
Franklin Street Ppty Cp                     COM      35471R106         239      19,396 SH       SOLE                     SOLE
Dominion Resources Inc VA New               COM      25746U109         238       4,598 SH       SOLE                     SOLE
Renaissancere                               COM      G7498P309         237       9,451 SH       SOLE                     SOLE
Vanguard Intermediate Term Bon              COM      921937819         232       2,630 SH       SOLE                     SOLE
Western Asset Claymore                      COM      95766R104         228      17,300 SH       SOLE                     SOLE
iShares Cohen & Steer                       COM      464287564         228       2,900 SH       SOLE                     SOLE
Clough Global Oppty Fd                      COM      18914E106         227      19,350 SH       SOLE                     SOLE
SPDRS                                       COM      78462F103         215       1,512 SH       SOLE                     SOLE
Magellan Midstream Partne                   COM      969491109         214       4,948 SH       SOLE                     SOLE
General Elec Cap Corp                       PFD      369622519         211       8,525 SH       SOLE                     SOLE
Pharmaceutical Holdrs Tr Depos              COM      71712A982         211       5,300 SH       SOLE                     SOLE
Gen Elec Cap                                COM      369622428         204       8,000 SH       SOLE                     SOLE